Summary of material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of material accounting policies
Basis of preparation
2.1	Basis of preparation

The consolidated financial statements of Addex Therapeutics Ltd have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (“IASB”), and under the historical cost convention.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4 “Material accounting estimates and judgements”.

Due to rounding, numbers presented throughout these consolidated financial statements may not add up precisely to the totals provided. All ratios and variances are calculated using the underlying amount rather than the presented rounded amount.

Where necessary, comparative figures have been revised to conform with the 2024 and 2025 presentation years. In particular, we re-presented the consolidated statements of profit or loss and comprehensive income or loss for the year ended December 31, 2023, in order to reclass discontinued operations in accordance with IFRS 5 (note 23).

New and amended standards adopted by the Group

New and amended standards adopted by the Group

A number of new or amended standards and interpretations became applicable for financial reporting periods beginning on or after January 1, 2025. Of the latter, the Group noted the amendment of IAS 21: The Effects of Changes in Foreign Exchange rates relating to the exchange rate of currencies that are not exchangeable. The Group concluded that this amendment was not relevant as the Group only uses major currencies.

New standards and interpretations not yet adopted by the Group

New and amended standards not yet adopted by the Group

The Group is also assessing other new and revised standards which are not mandatory until after 2025. A preliminary assessment has been performed regarding the impact of the implementation of IFRS 18 – Presentation and Disclosure in Financial Statements, which will replace IAS 1 - Presentation of Financial Statements - from January 1, 2027. The Group concluded that no material impact is expected on its consolidated financial statements. Based on the initial assessment, the Group also expects that no Management defined Performance Measures or MPM’s will be required to be reported.

Consolidation
2.3	Consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases. Associates are all entities over which the Group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting after initially being recognized at cost.

The Company currently consolidates the financial operations of its fully-owned subsidiaries, Addex Pharma SA, Addex Pharmaceuticals Inc. and Addex Pharmaceuticals France SAS. The Group as well owns a 20% equity interest in Neurosterix US Holdings LLC accounted for using the equity method.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group. The reporting date of all Group companies is December 31.

Segment reporting
2.4	Segment reporting

The Group operates in one segment, which is the discovery, development and commercialization of small-molecule pharmaceutical products. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business. The chief operating decision-maker is the Chief Executive Officer who reviews the statement of operations of the Group on a consolidated basis, makes decisions and manages the operations of the Group as a single operating segment. The Group’s activities are not affected by any significant seasonal effect. Revenue is attributable to the Company’s country of domicile, Switzerland.

Foreign currency transactions
2.5	Foreign currency transactions

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Swiss francs, which is the Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of comprehensive loss.

Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in the statement of comprehensive loss within ‘finance result’.

Group companies

The results and financial position of the Group’s subsidiary that has a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
●	income and expenses for each statement of comprehensive loss are translated at the average exchange rate; and
●	all resulting exchange differences are recognized in other comprehensive loss.

Property, plant and equipment
2.6	Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation, and impairment (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the item. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the statement of comprehensive loss during the financial period in which they are incurred. Depreciation is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives as follows:

Computer equipment	3 years
Laboratory equipment	4 years
Furniture and fixtures	5 years
Chemical library	5 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see note 2.7). Gains and losses on disposals are determined by comparing proceeds with the carrying amount and are included in the statement of comprehensive loss.

Financial assets
2.7	Financial assets

The Group has two categories of financial assets, namely “trade and other receivables” and “financial instruments”. Trade and other receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. These assets are held for collection of contractual cash flows which represent solely the payment of principal and interest. They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivable. They are included in current assets, except for maturities greater than 12 months after the balance sheet date, which are classified as non-current assets. Trade and other receivables are included in other current assets in the balance sheet (see note 7).

Trade and other receivables are initially measured at fair value and subsequently measured at amortized cost and are derecognized when settled.

The Group classifies a contract asset as a receivable when the Group’s right to consideration is unconditional. If the Group transfers control of goods or services to a customer before the customer pays consideration, the Group records either a contract asset or a receivable depending on the nature of the Group’s right to consideration for its performance. Contract assets and contract liabilities arising from the same contract are netted and presented as either a single net contract asset or net contract liability.

The Group measures all financial instruments at fair value. Where the Management has elected to present fair value gains and losses on financial instruments in Other Comprehensive Income (OCI), there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the financial instrument. Changes in the fair value of financial instruments are recognized in other gains and losses in the statement of profit or loss as applicable. The Group measures its instruments at fair value at each reporting date based on measurements categorized into three levels in accordance on the degree to which inputs are observable.

Impairment of trade and other receivables

The Group recognizes a loss allowance for expected credit losses on trade and other receivables, contract assets and security rental deposits that are measured at amortized cost. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Group always recognizes lifetime expected credit losses(“ECL”) for trade and other receivables and contract assets where applicable. The ECL on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Equity method
2.8	Equity method

Under the equity method accounting, the Group recognize the investments at cost and adjust them there after to recognize the Group’s share of post-acquisition profits and losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Where the Group’ share of losses in an equity-accounted investment equals or exceeds its interest in the entity, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity. Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of the equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group. The carrying amount of the equity-accounted investments is tested for impairment at each closing.

Cash and cash equivalents
2.9	Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Any bank overdrafts are not netted against cash and cash equivalents but are shown as part of current liabilities on the consolidated balance sheet.

Share capital
2.10	Share capital

Shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown as a deduction, net of tax, from the proceeds.

Where any Group company purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental cost (net of income taxes) is recorded as a deduction from equity attributable to the Company’s equity holders as a treasury share reserve until the shares are cancelled, reissued or disposed of. When such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effect, the nominal amount is reversed from the treasury share reserve, with any remaining difference to the total transaction value being recognized in share premium.

The Company has entered into a liquidity contract where an independent broker buys and sells the Company’s shares held in the broker’s custody. Such shares are presented in the treasury share reserve with all other treasury shares directly held by Addex Pharma SA.

The Group also uses treasury shares to partially settle services rendered by third and related parties. When shares are issued for this purpose, the nominal share value is recognized as a treasury share reserve and the value above par is presented as a share premium.

Equity instruments
2.11	Equity instruments

The group records in equity the pre-funded warrants sold to investors and the warrants granted to investors at a fair value calculated using Black-Scholes model. A number of assumptions related to the volatility of the underlying shares and to the risk-free rate are made in this model. Should the assumptions and estimates underlying the fair value of these instruments vary significantly from management’s estimates, then the fair value of the equity instruments would be materially different from the amounts recorded in equity at the grant date.

Trade payables
2.12	Trade payables

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. All payables have a contract maturity within 1 year.

Grants
2.13	Grants

Grants are not recognized until there is reasonable assurance that the Group will comply with the terms and conditions of the grant and that the grants will be received. Grants are recognized as other income in the statement of comprehensive loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grant is intended to compensate. Specifically, grants whose primary conditions are that the Group should undertake specific research activities within a defined period of time, are recognized as deferred income in the consolidated statement of financial position and transferred to the statement of comprehensive loss on a systematic and rationale basis over the defined timeframe.

Deferred income tax
2.14	Deferred income tax

Deferred income tax is recorded in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss, it is not accounted for. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is recorded on temporary differences arising on investments in subsidiaries, except where the Group deems it probable that the temporary difference will not reverse in the foreseeable future. The temporary differences arising in investments accounted for using the equity method are recorded as deferred income taxes.

Deferred income tax assets from tax loss carry forwards are initially recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. Deferred liabilities may be recorded where they exceed tax loss carried forward.

Pension obligations
2.15	Pension obligations

The Group operates one pension scheme. The scheme is generally funded through payments to insurance companies or trustee-administered funds, determined by periodic actuarial calculations. The Group has defined benefit plans. A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. Actuarial gains and losses arising from experience adjustments, changes in actuarial assumptions and changes in the asset ceiling effect are recognized immediately in other comprehensive loss and past-service costs are recognized immediately in statement of comprehensive loss.

Under IAS 19, the shortfall or the surplus of the fair value of the plan assets compared with the defined benefit obligation is recorded as a liability or an asset in the consolidated balance sheet. That recognition is subject to asset ceiling rules and minimum funding requirements set out in IFRIC 14. The defined benefit obligation is calculated at least annually by an independent actuary using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability.

Share-based compensation
2.16	Share-based compensation

The Group operates a share option plan. The fair value of the services received in exchange for the grant or transfer of options is recognized in the consolidated financial statements over the period for which the services are received. The total amount to be recognized over the vesting period is determined by reference to the fair value of the equity incentive unit granted or transferred. The fair value of instruments granted includes any market performance conditions and excludes the impact of any service and non-market performance vesting conditions. Service and non-market performance conditions are included in assumptions about the number of equity incentive units that are expected to vest. At each balance sheet date, the Group revises its estimates for the number of equity incentive units that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive loss, with a corresponding adjustment to equity. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the equity incentive units are exercised.

Revenue recognition
2.17	Revenue recognition

The Group recognizes revenue from the license of intellectual property and providing research and development services:

License of intellectual property

If the license to the Group’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Group recognizes revenues when the license conveys a right of use, or there is a right of access to the underlying intellectual property. For licenses that are sold in conjunction with a related service, the Group uses judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If the performance obligation is settled over time, the Group determines the appropriate method of measuring progress for purposes of recognizing license revenue. The Group evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Research and development services

The Group has an arrangement with its partner that includes deploying its employees for research and development activities. The Group assesses if these research and development activities are considered distinct in the context of the respective contract and, if so, they are accounted for as a separate performance obligation. This revenue is calculated based on the costs incurred (input method) in accordance with the respective contract and recorded within “Revenue from contract with customer” over time as the activities are performed.

Contract balances

The Group receives payments and determines credit terms from its customers for its various performance obligations based on billing schedules established in each contract. The actual timing of the income recognition, billings and cash collections may result in other current receivables, accrued revenue (contract assets), and deferred revenue (contract liabilities) being recorded on the balance sheet. Amounts are recorded as other current receivables when the Group’s right to consideration is unconditional. The Group does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

Under IFRS 15, the Group mainly recognizes as revenue its non-refundable license fees, milestones, research activities and royalties when its customer obtains control of promised services, in an amount that reflects the consideration which the Group expects to receive in exchange for those rendered services. At contract inception, once the contract is determined to be within the scope of IFRS 15, the Group assesses the services promised within each contract and determine those that are performance obligations and assess whether each promised service is distinct. The Group uses the most likely method to estimate any variable consideration and include such consideration in the amount of the transaction price based on an estimated stand-alone selling price. Revenue is recognized for the respective performance obligation when (or as) the performance obligation is satisfied.

Finance income and expense
2.18	Finance income and expense
Interest received or paid on cash and cash equivalents are classified in the statement of cash flows under financing activities.
Leases
2.19	Leases

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (less than CHF 5 thousand). For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments as from the commencement date of the lease until the expected termination date. In determining the lease term, management consider all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option. Extension option are only considered if the lease is reasonably certain to be extended. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances, that is within the control of the lessees, occurs.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. They are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease. The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

All lease payments on leases are presented as part of the cash flow from financing activities, except for the short-term and low value leases cash flows, which are booked under operating activities.

Research and development
2.20	Research and development

Research and development costs are expensed as incurred. Costs incurred on development projects are recognized as intangible assets when the following criteria are fulfilled:

●	it is technically feasible to complete the intangible asset so that it will be available for use or sale;
●	management intends to complete the intangible asset and use or sell it;
●	there is an ability to use or sell the intangible asset;
●	it can be demonstrated how the intangible asset will generate probable future economic benefits;
●	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
●	the expenditure attributable to the intangible asset during its development can be reliably measured.

In the opinion of management, due to uncertainties inherent in the development of the Group’s products, the criteria for development costs to be recognized as an asset, as prescribed by IAS 38, “Intangible Assets”, are not met.